Item 1. Schedule of Investments


 T. Rowe Price Summit Municipal Intermediate Fund
 (Unaudited)                                                   July 31, 2004
 PORTFOLIO OF INVESTMENTS (1)                             $ Par        Value
 (Amounts in 000s)


 ALABAMA  1.4%
 Alabama Federal Highway Fin. Auth., 5.00%, 3/1/08
 (MBIA Insured)                                           1,000        1,076

 Jefferson County Sewer, 5.50%, 2/1/40 (Prerefunded
 2/1/11+) (FGIC Insured)                                  1,000        1,127

 Total Alabama (Cost  $2,138)                                          2,203

 ALASKA  0.3%
 Alaska HFC, Single Family, 5.75%, 12/1/11 #              485          496

 Total Alaska (Cost  $483)                                             496

 ARIZONA  3.3%
 Arizona School Fac. Board, 5.50%, 7/1/13                 1,500        1,665

 Maricopa County PCR, Arizona Public Service, 1.875%,
 5/1/29 (Tender 3/1/05)                                   500          500

 Phoenix Street & Highway, 5.00%, 7/1/11 (FGIC Insured)   1,500        1,638

 Salt River Agricultural Improvement & Power Dist.,
 5.25%, 1/1/15                                            500          543

 Tempe IDA, Friendship Village of Tempe, 5.375%,
 12/1/13                                                  750          747

 Total Arizona (Cost  $5,027)                                          5,093

 CALIFORNIA  8.4%
 California, GO
 5.00%, 2/1/10                                            500          538

 5.25%, 3/1/07                                            1,000        1,068

 California, Economic Recovery, 5.00%, 7/1/23 (Tender
 7/1/07)                                                  4,000        4,288

 California Dept. of Water Resources
 5.25%, 5/1/09 (MBIA Insured)                             1,500        1,652

 5.50%, 5/1/11                                            800          882

 5.50%, 5/1/14 (AMBAC Insured)                            1,000        1,110

 California Public Works Board
 Dept. of Corrections
 5.00%, 6/1/07                                            500          530

 6.00%, 11/1/05 (MBIA Insured)                            250          258

 Dept. of Mental Health Coalinga, 5.00%, 6/1/08           1,000        1,066

 Capistrano Unified School Dist. No. 90-2, 5.875%,
 9/1/23                                                   200          202

Foothill / Eastern Transportation Corridor Agency
 Zero Coupon, 1/1/05 (Escrowed to Maturity)              350            348

 Port of Oakland, 5.00%, 11/1/11 (MBIA Insured) #        1,000          1,069

 Total California (Cost  $12,940)                                       13,011

 COLORADO  0.8%
 Arapahoe County, Zero Coupon, 8/31/26 (Prerefunded
 8/31/05+)                                               1,000          205

 Denver City & County Airport, 6.25%, 11/15/05 (MBIA
 Insured) #                                              1,000          1,054

 Total Colorado (Cost  $1,263)                                          1,259

 CONNECTICUT  1.6%
 Connecticut, GO, 5.25%, 6/15/13 (Prerefunded
 6/15/09+)
 (FGIC Insured)                                          1,000          1,109

 Mashantucket Western Pequot Tribe, 144A
 5.60%, 9/1/09                                           200            216

 5.70%, 9/1/12                                           500            532

 Univ. of Connecticut, Student Fee, 5.25%, 11/15/16
 (FGIC Insured)                                          500            547

 Total Connecticut (Cost  $2,234)                                       2,404

 DISTRICT OF COLUMBIA  2.8%
 Metropolitan Washington D.C. Airports Auth.
 5.50%, 10/1/12 (FGIC Insured) #                         1,000          1,086

 5.50%, 10/1/18 (MBIA Insured) #                         1,000          1,068

 5.75%, 10/1/19 (FGIC Insured) #                         1,000          1,089

 Washington Metro Area Transit Auth., 5.00%, 1/1/12
(MBIA
 Insured)                                                1,000          1,096

 Total District of Columbia (Cost  $4,287)                              4,339

 FLORIDA  8.5%
 Broward County, GO, 5.25%, 1/1/18                       500            533

 Broward County Airport, 5.00%, 10/1/06 (FGIC Insured)   745            790

 Broward County School Dist., GO, 5.00%, 2/15/06         500            524

 Dade County School Board, 5.60%, 8/1/26
 (Prerefunded 8/1/06+) (AMBAC Insured)                   1,280          1,384

 Fishawk Community Dev. Dist.
 5.00%, 11/1/07                                          215            216

 5.125%, 11/1/09                                         250            250

Florida Board of Ed., GO, 5.125%, 6/1/13                 1,000          1,080

 Florida Dept. of Environmental Protection, 5.25%, 7/1/14
 (FGIC Insured)                                          500            547

 Florida Dept. of Natural Resources, Documentary Stamp
 Tax
 6.00%, 7/1/06 (MBIA Insured)                            500            537

 Hillsborough County Aviation Auth., 5.25%, 10/1/09
 (MBIA Insured) #                                        1,000          1,083

 Indian Trace Community Dev. Dist., 5.50%, 5/1/07
 (MBIA Insured)                                          500            524

 Jacksonville Electric Auth., Johns River Power Park,
 5.00%, 10/1/09 (AMBAC Insured)                          1,500          1,634

 Miami-Dade County Aviation, 5.75%, 10/1/05
 (FSA Insured) #                                         1,000          1,045

 Middle Village Community Dev. Dist., 5.00%, 5/1/09      250            250

 Orange County, 5.00%, 1/1/14 (FGIC Insured)             800            861

 Preserve Wilderness Lake Community Dev., 5.00%,
 5/1/09                                                  250            250

 Reedy Creek Improvement Dist., GO, 5.375%, 6/1/15
 (AMBAC Insured)                                         750            816

 Santa Rosa County HFA, Baptist Health Care, Pensacola
 VRDN (Currently 1.08%)                                  800            800

 Total Florida (Cost  $12,848)                                          13,124

 GEORGIA  3.2%
 Cobb-Marietta Water Auth., 5.50%, 11/1/14               750            845

 Coweta County Residential Care Fac. for the Elderly
Auth.
 Wesley Woods of Newnan-Peachtree City
 7.625%, 10/1/06                                         255            258

 Dekalb County, GO, 5.00%, 1/1/07                        1,335          1,421

 Georgia Private Colleges & Univ. Auth., Emory Univ.,
5.75%,
 11/1/18                                                 1,955          2,188

 Savannah Economic Dev. Auth., Savannah College of Art
 & Design 6.80%, 10/1/19 (Prerefunded 10/1/09+)          200            235

 Total Georgia (Cost  $4,705)                                           4,947

 HAWAII  1.9%
 Hawaii, GO, 5.50%, 2/1/11 (FSA Insured)                 1,050          1,173

 Hawaii Dept. of Budget & Fin., Wilcox Memorial Hosp.
 5.50%, 7/1/09                                           1,690          1,806

 Total Hawaii (Cost  $2,852)                                            2,979

 IDAHO  0.3%
Nez Perce County IDRB, PCR, Potlatch Corp., 7.00%,
 12/1/14                                                 400            420

 Total Idaho (Cost  $400)                                               420

 ILLINOIS  4.1%
 Chicago, GO, 5.50%, 1/1/09 (MBIA Insured)               500            550

 Chicago Water, 5.50%, 11/1/18 (AMBAC Insured)           500            549

 Granite City-Madison County, Waste Management
 5.00%, 5/1/27 (Tender 5/1/05) #                         750            763

 Illinois, GO, 5.50%, 8/1/16 (MBIA Insured)              500            552

 Illinois HFA
 Central Dupage Health, 1.25%, 11/1/38                   2,000          2,000

 Edward Health Services, 5.00%, 2/15/09
 (AMBAC Insured)                                         500            534

 Hinsdale Hosp., 7.00%, 11/15/19
 (Escrowed to Maturity)                                  260            283

 Metropolitan Pier & Exposition Auth., McCormick Place
 Expansion 5.375%, 12/15/17 (FGIC Insured)               1,000          1,086

 Total Illinois (Cost  $6,079)                                          6,317

 INDIANA  1.3%
 Goshen, Greencroft Obligation Group, 5.20%, 8/15/06     750            757

 St. Joseph County
 Madison Center
 5.10%, 2/15/05                                          260            263

 5.25%, 2/15/07                                          295            308

 Whiting, BP Amoco, VRDN (Currently 1.15%) #             750            750

 Total Indiana (Cost  $2,054)                                           2,078

 IOWA  0.2%
 Iowa Fin. Auth., Wesley Retirement Services, 6.25%,
 2/1/12 (Prerefunded 8/1/05+)                            250            263

 Total Iowa (Cost  $250)                                                263

 KENTUCKY  0.4%
 Kenton County Airport Board, Delta Airlines
 7.50%, 2/1/12 #                                         800            646

 Total Kentucky (Cost  $800)                                            646

 LOUISIANA  0.1%
Hodge Utility, PCR, Stone Container Corp.
 7.45%, 3/1/24 #                                         200            204

 Total Louisiana (Cost  $200)                                           204

 MARYLAND  8.8%
 Baltimore County, GO, 5.00%, 8/1/12                     1,540          1,695

 Maryland Economic Dev. Corp., Aviation Administration
 5.50%, 6/1/13 (FSA Insured) #                           1,250          1,373

 Maryland Energy Fin. Administration
 Baltimore Wastewater
 5.85%, 12/1/05 #++                                      1,510          1,575

 6.30%, 12/1/10 #                                        250            264

 Maryland HHEFA
 Good Samaritan Hosp., 5.50%, 7/1/05
 (Escrowed to Maturity)                                  700            725

 Lifebridge Health, 5.00%, 7/1/13                        2,065          2,200

 Montgomery County, GO, 5.25%, 10/1/14                   1,500          1,649

 Northeast Maryland Waste Disposal Auth., Solid Waste,
 Resco Retrofit, 5.50%, 4/1/11 (AMBAC Insured) #         250            272

 Univ. of Maryland
 Auxilary Fac. & Tuition
 5.00%, 4/1/07                                           1,050          1,122

 5.00%, 4/1/09                                           565            615

 Washington Suburban Sanitary Dist., GO, Sewage
 Disposal
 5.00%, 6/1/11                                           1,895          2,081

 Total Maryland (Cost  $13,648)                                         13,571

 MASSACHUSETTS  5.0%
 Massachusetts, GO, 5.00%, 8/1/07                        1,800          1,930

 Massachusetts
 5.25%, 1/1/13 (Prerefunded 1/1/06+)
 (MBIA Insured)                                          1,500          1,585

 5.25%, 10/1/22 (Prerefunded 10/1/13+)                   500            553

 5.75%, 6/1/20 (Prerefunded 6/1/10+)                     1,000          1,133

 Massachusetts Municipal Wholesale Electric, 5.00%
 7/1/07
 (MBIA Insured)                                          1,500          1,604

 Massachusetts Water Pollution Abatement Trust, Water
 Resources Auth., 6.00%, 8/1/15                          800            906

 Total Massachusetts (Cost  $7,630)                                     7,711

MICHIGAN  3.7%
 Detroit School Dist., GO
 5.50%, 5/1/18 (FSA Insured)                             1,000          1,099

 Building & Site Improvement, 5.00%, 5/1/08 (FGIC
 Insured)                                                500            539

 Michigan Hosp. Fin. Auth.
 Ascension Health, 5.30%, 11/15/33 (Tender
 11/15/06)                                               1,000          1,065

 Mercy Health Services, 5.00%, 8/15/12 (Escrowed to
 Maturity)                                               1,395          1,505

 Michigan Municipal Bond Auth., Clean Water Revolving
 Fund 5.50%, 10/1/04                                     500            504

 Wayne County Charter Airport, 5.25%, 12/1/11 (MBIA
 Insured) #                                              1,000          1,067

 Total Michigan (Cost  $5,491)                                          5,779

 MINNESOTA  0.8%
 Minneapolis-St. Paul Metropolitan Airport Commission
 5.50%, 1/1/17 (FGIC Insured)                            1,000          1,091

 Northwest Airlines, 6.50%, 4/1/25 (Tender 4/1/05) #     200            189

 Total Minnesota (Cost  $1,221)                                         1,280

 MISSISSIPPI  0.2%
 Jackson County Port Fac., Chevron, VRDN
 (Currently 1.10%)                                       300            300

 Total Mississippi (Cost  $300)                                         300

 MISSOURI  1.4%
 Good Shepherd Nursing Home Dist., 5.45%, 8/15/08        290            295

 Missouri Highway & Transportation Commission, 5.00%,
 2/1/08                                                  1,000          1,076

 St. Louis Municipal Fin. Corp., City Justice Center,
 5.375%, 2/15/14 (AMBAC Insured)                         750            825

 Total Missouri (Cost  $2,169)                                          2,196

 NEVADA  0.9%
 Clark County, GO, 5.50%, 6/1/16 (FGIC Insured)          800            876

 Clark County, IDRB, PCR, Southwest Gas Corp., 5.80%,
 3/1/38 (Tender 3/1/13) #                                500            530

 Total Nevada (Cost  $1,325)                                            1,406

NEW JERSEY  1.6%
 New Jersey Economic Dev. Auth., Winchester Gardens
 8.625%, 11/1/25 (Prerefunded 11/1/06+)                  210            242

 New Jersey Transportation Trust Fund Auth., 5.75%,
 6/15/11 (Escrowed to Maturity)                          1,000          1,140

 Port Auth. of New York & New Jersey, 5.875%, 9/15/15
 (FGIC Insured) #                                        1,000          1,074

 Total New Jersey (Cost  $2,240)                                        2,456

 NEW YORK  7.6%
 Albany Parking Auth., 5.25%, 10/15/12                   345            363

 Dormitory Auth. of the State of New York, Nyack Hosp.
 6.00%, 7/1/06                                           110            107

 Metropolitan Transportation Auth., 5.375%, 7/1/27
 (Tender 7/1/09)                                         1,000          1,112

 Nassau County Ind. Dev. Agency, 6.70%, 1/1/09
 (Prerefunded 1/1/05+)                                   250            261

 New York City, GO
 5.00%, 8/1/07                                           1,500          1,599

 5.25%, 8/1/11                                           1,500          1,627

 New York State Environmental Fac. Corp., New York City
 Municipal Water Fin. Auth., 6.875%, 6/15/10             50             53

 New York State Housing Fin. Agency, 5.85%, 9/15/09      300            321

 New York State Mortgage Agency, Single Family, 5.80%,
 10/1/06 #                                               500            524

 New York State Urban Dev. Corp., Corrections & Youth
Fac.
 5.25%, 1/1/21 (Tender 1/1/09)                           1,250          1,351

 Tobacco Settlement Fin. Corp.
 5.00%, 6/1/07                                           1,000          1,060

 5.50%, 6/1/16                                           1,500          1,608

 United Nations Dev. Corp., 5.25%, 7/1/14                1,695          1,775

 Total New York (Cost  $11,717)                                         11,761

 NORTH CAROLINA  1.0%
 North Carolina Eastern Municipal Power Agency, 6.70%,
 1/1/19                                                  700            776

 North Carolina Municipal Power Agency #1, Catawba
 Electric 5.50%, 1/1/13                                  750            815

 Total North Carolina (Cost  $1,496)                                    1,591

 OHIO  3.0%
Cuyahoga County Hosp., Cleveland Clinic Obligation
 Group
 6.00%, 1/1/32                                           750            793

 Franklin County Hosp., Trinity Health Corp., VRDN
 (Currently 1.06%)                                       2,075          2,075

 Ohio, 5.00%, 6/15/07                                    1,500          1,607

 Ohio Housing Fin. Agency, Single Family, 5.025%, 3/1/21
 #                                                       125            125

 Total Ohio (Cost  $4,602)                                              4,600

 OKLAHOMA  0.7%
 Oklahoma Transportation Auth., 5.25%, 1/1/16 (AMBAC
 Insured)                                                1,000          1,081

 Total Oklahoma (Cost  $1,026)                                          1,081

 OREGON  0.7%
 Oregon DOT, 5.50%, 11/15/14                             1,000          1,132

 Total Oregon (Cost  $1,057)                                            1,132

 PENNSYLVANIA  2.9%
 Allegheny County Sanitary Auth., 5.75%, 12/1/16 (MBIA
 Insured)                                                1,410          1,590

 Cumberland County Municipal Auth., Wesley Affiliated
 Services 7.125%, 1/1/25                                 400            402

 Pennsylvania, GO, 5.75%, 1/15/09                        1,000          1,116

 Pennsylvania Intergov't. Cooperative Auth., 5.25%,
 6/15/13
 (FGIC Insured)                                          750            816

 Philadelphia Auth. for Industrial Dev., Paul's Run
 Retirement Community, 5.85%, 5/15/13                    500            505

 Total Pennsylvania (Cost  $4,230)                                      4,429

 PUERTO RICO  2.0%
 Puerto Rico Electric Power Auth., 5.25%, 7/1/12 (FSA
 Insured)                                                1,000          1,117

 Puerto Rico Public Fin. Corp., 5.25%, 8/1/29
 (Tender 2/1/12) (MBIA Insured)                          1,850          2,017

 Total Puerto Rico (Cost  $3,138)                                       3,134

 RHODE ISLAND  1.0%
 Rhode Island Economic Dev. Corp., 5.25%, 6/15/09 (FSA
 Insured)                                                1,400          1,538

Total Rhode Island (Cost  $1,555)                                       1,538

 SOUTH CAROLINA  4.1%
 Charleston Water & Sewer, 5.125%, 1/1/13                500            549

 South Carolina, GO, School Fac., 5.75%, 1/1/08          1,000          1,102

 South Carolina Public Service Auth.
 5.00%, 1/1/09 (FSA Insured)                             1,000          1,084

 5.50%, 1/1/12 (FSA Insured)                             1,000          1,123

 South Carolina Transportation Infrastructure Bank
 5.50%, 10/1/12 (AMBAC Insured)                          1,000          1,110

 5.50%, 10/1/15 (AMBAC Insured)                          1,240          1,367

 Total South Carolina (Cost  $6,111)                                    6,335

 TENNESSEE  0.7%
 Memphis-Shelby County Airport Auth., 6.25%, 2/15/11
 (MBIA Insured) #                                        200            226

 Tennessee Housing Dev. Agency
 Single Family
 4.95%, 7/1/10 #                                         420            441

 5.05%, 7/1/11 #                                         355            373

 Total Tennessee (Cost  $979)                                           1,040

 TEXAS  7.9%
 Abilene Health Fac. Dev. Corp., Sears Methodist
Retirement
 System 5.40%, 11/15/09                                  700            706

 Austin Airport System, 5.75%, 11/15/08
 (MBIA Insured) #                                        500            532

 Harris County Health Fac. Dev. Corp.
 Texas Childrens Hosp.
 VRDN (Currently 1.11%) (MBIA Insured)                   800            800

 5.375%, 10/1/12                                         800            855

 Houston, GO, 5.375%, 3/1/12 (FSA Insured)               1,200          1,326

 Houston Airport System IDRB, Continental Airlines
  6.75%, 7/1/29 #                                        135            104

 Houston Water & Sewer System, 5.25%, 5/15/22
 (FSA Insured)                                           1,850          1,951

 Lower Colorado River Auth., 5.75%, 5/15/11 (FSA
 Insured)                                                1,370          1,528

 North East Independent School Dist., GO, 6.00%, 2/1/16
 (Prerefunded 2/1/10+)                                   1,100          1,255

 Sabine River Auth., PCR
TXU Energy
 5.50%, 5/1/22 (Tender 11/1/11)                          170            179

 6.15%, 8/1/22                                           250            259

 San Antonio
 5.50%, 2/1/19 (Prerefunded 2/1/12+)                     5              6

 GO, 5.50%, 2/1/19                                       495            540

 San Antonio Electric & Gas, 5.00%, 2/1/07               1,000          1,063

 Tarrant County Health Fac. Dev. Corp., Texas Health
 Resources 5.75%, 2/15/10 (MBIA Insured)                 500            551

 Texas Water Dev. Board, VRDN (Currently 1.10%)          440            440

 West Side Calhoun County Dev. Corp., BP Amoco
 VRDN (Currently 1.15%) #                                100            100

 Total Texas (Cost  $11,641)                                            12,195

 VIRGINIA  3.4%
 Arlington County IDA, Virginia Hosp. Center, 5.50%,
 7/1/13                                                  1,000          1,087

 Bedford County IDA, PCR, Georgia-Pacific, 4.60%, 8/1/04 85             85

 Charles County IDA, IDRB, Waste Management, 6.25%,
 4/1/27 (Tender 4/1/12) #                                250            272

 Hampton Museum, Virginia Air/Space & Hampton Roads
 Historical Center, 5.00%, 1/1/06                        480            499

 Loudoun County IDA, Falcons Landing Project, 6.00%,
 8/1/24                                                  250            252

 Portsmouth, Public Improvement
 5.50%, 6/1/14 (Prerefunded 6/1/08+)
 (FGIC Insured)                                          580            638

 GO, 5.50%, 6/1/14 (FGIC Insured)                        220            240

 Virginia Biotechnology Research Park Auth., 5.25%,
 9/1/12                                                  1,000          1,097

 Virginia College Building Auth., Public Higher Ed. Fin.
 Program 5.50%, 9/1/14                                   1,000          1,110

 Total Virginia (Cost  $5,022)                                          5,280

 WASHINGTON  1.4%
 King County, GO, 5.25%, 12/1/07                         1,500          1,627

 Washington Health Care Fac. Auth., Virginia Mason
 Medical Center 6.00%, 8/15/08 (MBIA Insured)            500            556

 Total Washington (Cost  $2,044)                                        2,183

 WISCONSIN  1.4%
Milwaukee Metropolitan Sewage Dist., GO,
 6.25%, 10/1/05                                           1,600        1,685

 Wisconsin HEFA, Froedert & Community Health
  5.625%, 10/1/11                                         400          436

 Total Wisconsin (Cost  $2,042)                                        2,121

 U. S. VIRGIN ISLANDS 0.2% Virgin Islands PFA Hovensa Refinery
 5.875%, 7/1/22 #                                         200          204

 6.125%, 7/1/22 #                                         150          156

 Total U. S. Virgin Islands (Cost  $350)                               360

 FUTURES CONTRACTS  0.0%
 Unrealized Gain (Loss) on Futures Contracts (2)                       (16)

 Total Futures Contracts                                               (16)

 Total Investments in Securities
 99.0% of Net Assets (Cost  $149,594)                            $ 153,246

(2)
 Open Futures Contracts at July 31, 2004
were as follows:
 ($ 000s)
                                                       Contract    Unrealized
                                          Expiration   Value       Gain (Loss)
 Short, 20 U.S. Treasury 5 Year contracts
$100 par of 5.85% Maryland Energy
 Fin. Admin. pledged as initial margin       9/04   $  (2,190)         $ (16)

 Net payments (receipts) of variation
 margin to date                                                             7

 Variation margin receivable (payable)
 on open futures contracts                                                (9)


(1)       Denominated in U.S. dollars unless otherwise noted
 #        Interest subject to alternative minimum tax
 ++ All or a portion of this security is pledged to cover margin requirements on futures contracts at July 31, 2004.
 +        Used in determining portfolio maturity
 144A     Security was purchased pursuant to Rule
          144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers --total value of such securities at period-end amounts to $748 and represents 0.5% of net assets
 AMBAC    AMBAC Assurance Corp.
 DOT      Department of Transportation
 FGIC     Financial Guaranty Insurance Company
 FSA      Financial Security Assurance Inc.
 GO       General Obligation
 HEFA     Health & Educational Facility Authority
 HFA      Health Facility Authority
 HFC      Housing Finance Corp.
 HHEFA    Health & Higher Educational Facility
          Authority
 IDA      Industrial Development Authority/Agency
 IDRB     Industrial Development Revenue Bond
 MBIA     MBIA Insurance Corp.
 PCR      Pollution Control Revenue
 PFA      Public Finance Authority
 VRDN     Variable-Rate Demand Note



The accompanying notes are an integral part of this Portfolio of Investments.





T. Rowe Price Summit Municipal Intermediate Fund
Unaudited
July 31, 2004 Notes
To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Summit Municipal Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit Municipal Intermediate Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks the highest level of income exempt from federal income taxes consistent with moderate price fluctuation.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions Investment transactions are accounted for on the trade date. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in investments in securities.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and interest rates.

NOTE 3 - FEDERAL INCOME TAXES
At July 31, 2004, the cost of investments for federal income tax purposes was $149,586,000. Net unrealized gain aggregated $3,660,000 at period-end, of which $4,438,000 related to appreciated investments and $778,000 related to depreciated investments.

Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

                               SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Summit Municipal Funds, Inc.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     September 17, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     September 17, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     September 17, 2004


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